Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 97,804	$ 77,266
Accruals on Spanish market prices differences (Note 17)	12,107	12,475
Down payments from clients and other deferred income	15,715	16,905
Other accounts payable	43,605	35,067
Total	$ 169,231	$ 141,713